Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Fixed non-cancellable revenues under time charter contracts [Abstract]
Schedule Of Fixed Non CancelableTime Charter Contracts [Table Text Block]
Period	Amount
Year 1	$88,112
Year 2	1,412
Total	$89,524